UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21982
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                    Guggenheim Strategic Opportunities Fund
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               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
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              (Address of principal executive offices) (Zip code)

                                    Amy Lee
                                    -------
                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
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                        Date of fiscal year end: May 31
                                                 ------

             Date of reporting period: July 1, 2017 - June 30, 2018
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     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21982
Reporting Period: 07/01/2017 - 06/30/2018
GUGGENHEIM STRATEGIC OPPORTUNITIES FUND









=================== GUGGENHEIM STRATEGIC OPPORTUNITIES FUND ====================


APPROACH RESOURCES INC.

Ticker:       AREX           Security ID:  03834A103
Meeting Date: JUN 06, 2018   Meeting Type: Annual
Record Date:  APR 12, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James C. Crain           For       For          Management
1.2   Elect Director Matthew D. Wilks         For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Approve Omnibus Stock Plan              For       For          Management
4     Ratify Moss Adams LLP as Auditors       For       For          Management


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SANDRIDGE ENERGY, INC.

Ticker:       SD             Security ID:  80007P869
Meeting Date: JUN 19, 2018   Meeting Type: Proxy Contest
Record Date:  APR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
      Management Universal Proxy (White       None
      Proxy Card)
1a    Elect Director Sylvia K. Barnes         For       For          Management
1b    Elect Director Kenneth H. Beer          For       For          Management
1c    Elect Director Michael L. Bennett       For       For          Management
1d    Elect Director William (Bill) M.        For       For          Management
      Griffin, Jr.
1e    Elect Director David J. Kornder         For       Withhold     Management
1f    Elect Director Bob G. Alexander         None      For          Shareholder
1g    Elect Director Jonathan Christodoro     Withhold  Withhold     Shareholder
1h    Elect Director Nancy Dunlap             None      Withhold     Shareholder
1i    Elect Director Jonathan Frates          Withhold  Withhold     Shareholder
1j    Elect Director Nicholas Graziano        Withhold  Withhold     Shareholder
1k    Elect Director John "Jack" Lipinski     None      For          Shareholder
1l    Elect Director Randolph C. Read         None      For          Shareholder
2     Amend Shareholder Rights Plan (Poison   For       Against      Management
      Pill)
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
#     Proposal                                Diss Rec  Vote Cast    Sponsor
      Dissident Proxy (Gold Proxy Card)       None
1.1   Elect Director Jonathan Frates          For       Did Not Vote Shareholder
1.2   Elect Director Nicholas Graziano        For       Did Not Vote Shareholder
1.3   Elect Director John "Jack" Lipinski     For       Did Not Vote Shareholder
1.4   Elect Director Bob G. Alexander         For       Did Not Vote Shareholder
1.5   Elect Director Randolph C. Read         For       Did Not Vote Shareholder
1.6   Elect Director Jonathan Christodoro     For       Did Not Vote Shareholder
1.7   Elect Director Nancy Dunlap             For       Did Not Vote Shareholder
2     Amend Shareholder Rights Plan (Poison   Against   Did Not Vote Management
      Pill)
3     Ratify PricewaterhouseCoopers LLP as    For       Did Not Vote Management
      Auditors
4     Advisory Vote to Ratify Named           Against   Did Not Vote Management
      Executive Officers' Compensation

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund
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By:      /s/ Brian Binder
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Name:    Brian Binder
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Title:   President and Chief Executive Officer
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Date:    August 7, 2018
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